Other comprehensive loss and accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2012
Other comprehensive loss and accumulated other comprehensive loss

9     Other comprehensive loss and accumulated other comprehensive loss

The components of “Accumulated other comprehensive loss”, net of tax, are as follows:

(in millions of Canadian dollars)	2012	2011

Unrealized foreign exchange loss on translation of the net investment in U.S. subsidiaries	$(308)	$(250)
Unrealized foreign exchange gain on translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	382	322
Deferred loss on settled hedge instruments	(1)	(17)
Unrealized effective (losses) on cash flow hedges	(11)	(3)
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,828)	(2,788)
Equity accounted investments	(2)	—

Accumulated other comprehensive loss	$(2,768)	$(2,736)

Components of other comprehensive loss and the related tax effects are as follows:

(in millions of Canadian dollars)	Before tax amount	Income tax recovery (expense)	Net of tax amount

For the year ended December 31, 2012
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	$(58)	$–	$(58)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	69	(9)	60
Change in derivatives designated as cash flow hedges:
Realized gain on cash flow hedges recognized in income	6	(1)	5
Unrealized gain on cash flow hedges	3	–	3
Change in pension and other benefits actuarial gains and losses	(62)	12	(50)
Change in prior service pension and other benefit costs	12	(2)	10
Equity accounted investments	(2)	–	(2)

Other comprehensive loss	$(32)	$–	$(32)

For the year ended December 31, 2011
Unrealized foreign exchange gain (loss) on:
Translation of the net investment in U.S. subsidiaries	$59	$–	$59
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	(59)	8	(51)
Change in derivatives designated as cash flow hedges:
Realized gain on cash flow hedges	(17)	3	(14)
Unrealized gain on cash flow hedges	10	(1)	9
Change in pension and other benefits actuarial gains and losses	(892)	232	(660)
Change in prior service pension and other benefit costs	9	(2)	7

Other comprehensive loss	$(890)	$240	$(650)

For the year ended December 31, 2010
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	$(124)	$–	$(124)
Translation of the U.S dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	142	(18)	124
Change in derivatives designated as cash flow hedges:
Unrealized gain on cash flow hedges	2	(1)	1
Change in pension and other benefits actuarial gains and losses	(472)	121	(351)
Change in prior service pension and other benefit costs	12	(3)	9

Other comprehensive loss	$(440)	$99	$(341)